Income Taxes (Difference Between Effective And Statutory Tax Rates) (Detail)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Taxes [Line Items]
Statutory tax rate	37.98%	37.98%	40.65%
Expenses not deductible for tax purposes	0.15%	1.04%	0.39%
Research and other tax credits	(1.40%)	(1.62%)	(1.47%)
Net change in valuation allowance	(0.36%)	0.95%	(0.27%)
Effect of changes in the enacted tax rates	1.45%	0.77%	6.99%
Equity in earnings (losses) of affiliated companies	(1.57%)	(0.63%)	(0.37%)
Other	1.34%	1.08%	1.14%
Effective tax rate	37.59%	39.57%	47.06%